Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

Note 8 — Prepaid expenses and other current assets

As of September 30, 2024 and June 30, 2024, prepaid expenses and other current assets consist of the following:

	September 30, 2024	June 30, 2024
		(Audited)
Other receivables	$1,200	$10,881
Prepaid rent	177,004	—
Other prepaid expenses	158,754	33,235
Total prepaid expenses and other current assets	$336,958	$44,116

Note 7 — Prepaid expenses and other current assets

As of June 30, 2024 and 2023, prepaid expenses and other current assets consist of the following:

	June 30, 2024	June 30, 2023
Other receivables	$10,881	$—
Other prepaid expenses	33,235	11,411
Total prepaid expenses and other current assets	$44,116	$11,411